Fair Value Measurement (Fair Value Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 648	$ 0
Perk warrants		1,023
Unrealized losses for the period including in other income (expense), net		(375)
Unrealized losses for the period included in other income (expense), net	(503)
Sale of Perk warrants	(145)
Ending balance	0	648
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	10	10
Additions to Level 3	0
Additions to Level 3		0
Ending balance	$ 10	$ 10